Deficiency in Stockholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Fair market value per share	$ 0.73	$ 0.73
Canfield [Member]
Number of shares	300,000
Fair market value per share	$ 0.54
Stock based compensation recognized	$ 160,786